Net Income/(Loss) per Share (Narrative) (Details)	Apr. 17, 2020 $ / shares
Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A ordinary shares [Member] | Share Options [Member] | Chanyou Merger [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Accrued fixed price, initial	$ 5.39
Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A ordinary shares [Member] | Share Options [Member] | Changyou [Member] | Chanyou Merger [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Accrued fixed price, final	5.39
Accrued fixed price, initial	5.39
Changyou 2014 Share Incentive Plan [Member] | Class A ordinary shares [Member] | Share Options [Member] | Changyou [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Weighted Average Exercise Price, Exercised	5.39
Changyou 2014 Share Incentive Plan [Member] | Class A ordinary shares [Member] | Share Options [Member] | Changyou [Member] | Chanyou Merger [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Consideration Per Share	5.40
Exercise Price of Shares	0.01
Accrued fixed price, final	5.39
Share-based compensation by share based payment arrangement per share weighted average price per share	5.39
Weighted Average Exercise Price, Exercised	$ 5.39
Sohu [Member] | Ordinary Shares [Member] | Changyou [Member] | Chanyou Merger [Member]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Line Items]
Percentage of ordinary shares held	100.00%